Condensed Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020
ASSETS
Cash	$ 938,188
Deferred offering costs associated with proposed public offering		$ 181,669
Prepaid expenses	328,827
Total current assets	1,267,015	181,669
Other assets	363,650
Cash held in trust account	690,000,000
Total assets	691,630,665	181,669
Current liabilities:
Due to related party		25,000
Accrued expenses	12,500
Accrued offering costs	425,000	161,669
Total current liabilities	437,500	186,669
Warrant liability	48,533,833
Deferred underwriting fee payable	24,150,000
Total liabilities	73,121,333	186,669
Commitments and Contingencies (Note 6)
Class A ordinary shares subject to possible redemption, 61,350,933 at $10.00 per share	613,509,327
Shareholders' Equity (Deficit):
Preference shares, $0.0001 par value; 1,000,000 stocks authorized; none issued and outstanding
Additional paid-in capital	10,753,401
Accumulated deficit	(5,757,119)	(5,000)
Total shareholders' equity (deficit)	5,000,005	(5,000)
Total Liabilities and Shareholders' Equity	691,630,665	$ 181,669
Common Class A [Member]
Shareholders' Equity (Deficit):
Ordinary shares	765
Common Class B [Member]
Shareholders' Equity (Deficit):
Ordinary shares	1,479
Common Class C [Member]
Shareholders' Equity (Deficit):
Ordinary shares	$ 1,479